UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21534
                                   ------------


                  RIVERSOURCE VARIABLE PORTFOLIO - SELECT SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    12/31
                         --------------
Date of reporting period:    3/31
                         --------------

                               PORTFOLIO HOLDINGS
                                      FOR
                                  RIVERSOURCE
                      VARIABLE PORTFOLIO - CORE EQUITY FUND
                               AT MARCH 31, 2006

Investments in Securities

RiverSource Variable Portfolio - Core Equity Fund

March 31, 2006 (Unaudited)

(Percentages represent value of investments compared to net assets)



Common Stocks (113.9%)

Issuer                                Shares                    Value(a)

Aerospace & Defense (3.9%)
Boeing                                37,663                 $2,935,078
DRS Technologies                       1,532                     84,061
Empresa Brasileira
  de Aeronautica ADR                  10,254(c)                 377,860
General Dynamics                      14,038                    898,151
Goodrich                              32,472                  1,416,104
Honeywell Intl                        77,274                  3,305,008
Lockheed Martin                       40,499                  3,042,690
Northrop Grumman                      24,264                  1,656,989
United Technologies                   35,204                  2,040,776

Total                                                        15,756,717

Air Freight & Logistics (0.1%)
United Parcel Service Cl B             6,381                    506,524

Airlines (0.1%)
UAL                                   10,127(b)                 404,371

Auto Components (0.1%)
Cooper Tire & Rubber                     968                     13,881
Goodyear Tire & Rubber                 2,392(b)                  34,636
Johnson Controls                       2,653                    201,443

Total                                                           249,960

Automobiles (0.2%)
Ford Motor                            25,465                    202,701
General Motors                        17,370                    369,460
Harley-Davidson                        3,779                    196,055

Total                                                           768,216

Beverages (1.7%)
Coca-Cola                             35,389                  1,481,737
PepsiCo                               91,404                  5,282,238

Total                                                         6,763,975



Common Stocks (continued)

Issuer                                Shares                   Value(a)

Biotechnology (2.0%)
Amgen                                 53,570(b)              $3,897,217
Biogen Idec                           38,327(b)               1,805,202
Genentech                             16,290(b)               1,376,668
Gilead Sciences                       11,300(b)                 703,086
MedImmune                              4,231(b)                 154,770

Total                                                         7,936,943

Building Products (0.3%)
American Standard
  Companies                            8,071                    345,923
Masco                                 20,688                    672,153

Total                                                         1,018,076

Capital Markets (3.0%)
Bank of New York                      44,354                  1,598,518
BlackRock Cl A                         8,882                  1,243,480
Franklin Resources                    11,316                  1,066,420
Investors Financial Services           7,777                    364,508
Legg Mason                               793                     99,387
Lehman Brothers Holdings              17,863                  2,581,739
Merrill Lynch & Co                    16,857                  1,327,657
Morgan Stanley                        43,746                  2,748,124
Natl Financial Partners                6,317                    357,037
State Street                          11,719                    708,179

Total                                                        12,095,049

Chemicals (1.1%)
Air Products & Chemicals               2,864                    192,432
Dow Chemical                          45,766                  1,858,099
Eastman Chemical                       7,254                    371,260
Ecolab                                 2,448                     93,514
EI du Pont
  de Nemours & Co                     12,090                    510,318
Engelhard                              1,648                     65,277
Hercules                               1,578(b)                  21,776
Intl Flavors & Fragrances              1,083                     37,169



Common Stocks (continued)

Issuer                                Shares                   Value(a)

Chemicals (cont.)
Lyondell Chemical                     15,649                   $311,415
Monsanto                               3,744                    317,304
PPG Inds                               2,260                    143,171
Praxair                                4,330                    238,800
Rohm & Haas                            1,986                     97,056
RPM Intl                               9,102                    163,290
Sigma-Aldrich                            890                     58,553
Tronox Cl B                              934(b)                  15,862

Total                                                         4,495,296

Commercial Banks (5.5%)
Bank of America                      224,361                 10,217,401
Commerce Bancorp                      21,743                    796,881
ICICI Bank ADR                         2,393(c)                  66,238
PNC Financial Services
  Group                               30,285                  2,038,483
US Bancorp                            48,202                  1,470,161
Wachovia                              48,538                  2,720,555
Wells Fargo & Co                      80,076                  5,114,454

Total                                                        22,424,173

Commercial Services & Supplies (0.6%)
Allied Waste Inds                      2,759(b)                  33,770
Apollo Group Cl A                      1,976(b)                 103,760
Avery Dennison                         5,653                    330,587
Cendant                               77,397                  1,342,838
Cintas                                 1,892                     80,637
Monster Worldwide                      1,566(b)                  78,081
Pitney Bowes                           2,998                    128,704
Robert Half Intl                       2,218                     85,637
RR Donnelley & Sons                    2,936                     96,066
Waste Management                       7,097                    250,524

Total                                                         2,530,604

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
1-RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND-PORTFOLIO HOLDINGS AT
MARCH 31, 2006

Issuer                                Shares                   Value(a)

Communications Equipment (5.2%)
Alcatel                              173,567(b,c)            $2,685,672
Alcatel ADR                            1,100(b,c)                16,940
CBS Cl B                              25,517                    611,898
Cisco Systems                        373,904(b)               8,102,500
Corning                               27,165(b)                 731,010
Investcom LLC GDR                     36,872(b,c)               571,516
Juniper Networks                     188,843(b)               3,610,678
Lucent Technologies                  672,543(b)               2,051,256
Motorola                              84,222                  1,929,526
Nokia ADR                             36,589(c)                 758,124


Total                                                        21,069,120

Computers & Peripherals (3.4%)
Dell                                 123,255(b)               3,668,069
EMC                                  145,954(b)               1,989,353
Hewlett-Packard                      125,009                  4,112,796
Intl Business Machines                47,592                  3,924,912

Total                                                        13,695,130

Construction & Engineering (--%)
Fluor                                  1,147                     98,413

Construction Materials (--%)
Vulcan Materials                       1,357                    117,584

Consumer Finance (1.4%)
American Express                      43,969                  2,310,571
Capital One Financial                 33,501                  2,697,500
SLM                                   15,272                    793,228

Total                                                         5,801,299

Containers & Packaging (0.3%)
Ball                                   1,422                     62,326
Bemis                                  1,388                     43,833
Pactiv                                 2,046(b)                  50,209
Sealed Air                             1,112                     64,351
Temple-Inland                         20,849                    928,824

Total                                                         1,149,543

Distributors (--%)
Genuine Parts                          2,367                    103,746

Diversified Financial Services (3.0%)
Citigroup                            158,064                  7,466,944

Consumer Discretionary
  Select Sector SPDR Fund              6,016                    202,378
Industrial Select Sector
  SPDR Fund                            3,296                    111,405
JPMorgan Chase & Co                   99,675                  4,150,467
Materials Select Sector
  SPDR Trust                           9,727                    314,668

Total                                                        12,245,862

Diversified Telecommunication Services (9.0%)
ALLTEL                                91,369                  5,916,143
AT&T                                  38,628                  1,044,501
BellSouth                             75,594                  2,619,332
Chunghwa Telecom ADR                  23,317(c)                 456,780
Citizens Communications               13,154                    174,554
FastWeb                               14,477(b,c)               738,684
Philippine Long Distance
  Telephone ADR                        8,794(c)                 330,391



Common Stocks (continued)

Issuer                                Shares                   Value(a)

Diversified Telecommunication Services (cont.)
Qwest Communications Intl             50,554(b)                $343,767
Sprint Nextel                        836,043                 21,603,350
Verizon Communications                94,936                  3,233,520

Total                                                        36,461,022

Electric Utilities (1.8%)
Allegheny Energy                       2,141(b)                  72,473
Ameren                                 2,719                    135,461
American Electric Power                5,277                    179,524
CenterPoint Energy                     4,000                     47,720
Cinergy                                2,645                    120,109
Consolidated Edison                    3,287                    142,985
DTE Energy                             2,335                     93,610
Edison Intl                            4,379                    180,327
Entergy                               14,770                  1,018,244
Exelon                                31,476                  1,665,081
FirstEnergy                            4,470                    218,583
FPL Group                              9,882                    396,663
PG&E                                   4,546                    176,839
Pinnacle West Capital                  1,383                     54,075
PPL                                   20,748                    609,991
Progress Energy                        3,369                    148,169
Southern                              33,999                  1,114,147
TECO Energy                            2,939                     47,377
TXU                                    6,441                    288,299
Xcel Energy                           22,023                    399,717

Total                                                         7,109,394

Electrical Equipment (0.2%)
American Power Conversion              2,499                     57,752
Cooper Inds Cl A                       1,202                    104,454
Emerson Electric                       5,262                    440,061
Rockwell Automation                    2,268                    163,092

Total                                                           765,359

Electronic Equipment & Instruments (0.2%)
Agilent Technologies                   5,440(b)                 204,272
Flextronics Intl                      43,735(b,c)               452,658
Tektronix                              1,102                     39,352

Total                                                           696,282

Energy Equipment & Services (1.6%)
Baker Hughes                           4,658                    318,607
BJ Services                            4,557                    157,672
Cooper Cameron                        10,826(b)                 477,210
Halliburton                           26,632                  1,944,668
Nabors Inds                            2,177(b,c)               155,830
Natl Oilwell Varco                     2,468(b)                 158,248
Noble                                  1,824                    147,926
Rowan Companies                        1,428                     62,775
Schlumberger                          10,926                  1,382,904
TODCO Cl A                             1,912                     75,352
Transocean                             7,555(b)                 606,667
Weatherford Intl                      21,534(b)                 985,181

Total                                                         6,473,040

Food & Staples Retailing (1.6%)
CVS                                   38,466                  1,148,979
Rite Aid                              43,493(b)                 173,972
Safeway                              111,256                  2,794,751
Wal-Mart Stores                       48,023                  2,268,607

Total                                                         6,386,309



Common Stocks (continued)

Issuer                                Shares                   Value(a)

Food Products (1.6%)
Cadbury Schweppes                     99,040(c)                $984,195
Campbell Soup                         22,473                    728,125
General Mills                         17,453                    884,518
Kellogg                               89,491                  3,941,184

Total                                                         6,538,022

Gas Utilities (0.2%)
KeySpan                                2,337                     95,513
Nicor                                    607                     24,013
NiSource                               3,511                     70,992
ONEOK                                 16,403                    528,998
Peoples Energy                           566                     20,172

Total                                                           739,688

Health Care Equipment & Supplies (2.3%)
Baxter Intl                           68,206                  2,647,075
Boston Scientific                    191,520(b)               4,414,536
Guidant                                7,960                    621,358
Hospira                                4,718(b)                 186,172
PerkinElmer                           43,263                  1,015,383
Stryker                               10,139                    449,563

Total                                                         9,334,087

Health Care Providers & Services (3.3%)
AMERIGROUP                             9,377(b)                 197,292
Cardinal Health                       49,799                  3,711,021
Community Health Systems              10,710(b)                 387,167
HCA                                   40,919                  1,873,681
HealthSouth                           57,252(b)                 285,115
Humana                                 4,865(b)                 256,142
IMS Health                             3,746                     96,534
Magellan Health Services              10,201(b)                 412,834
McKesson                               5,337                    278,218
Medco Health Solutions                15,790(b)                 903,504
UnitedHealth Group                    73,850                  4,125,261
Universal Health
  Services Cl B                        5,911                    300,220
WellPoint                              8,548(b)                 661,872

Total                                                        13,488,861

Hotels, Restaurants & Leisure (0.6%)
Carnival Unit                          5,822                    275,788
Harrah's Entertainment                 3,499                    272,782
Kerzner Intl                           7,701(b,c)               599,292
Marriott Intl Cl A                     6,341                    434,993
McDonald's                            19,899                    683,729
Orient-Express Hotels Cl A             2,570(c)                 100,821

Total                                                         2,367,405

Household Durables (0.7%)
Centex                                 1,771                    109,784
DR Horton                              3,670                    121,917
Fortune Brands                         1,949                    157,148
Harman Intl Inds                       8,524                    947,271
KB HOME                                1,150                     74,727
Leggett & Platt                        2,434                     59,317
Maytag                                 1,093                     23,314
Pulte Homes                            2,911                    111,841
Snap-On                                  757                     28,857
Sony                                   9,539(c)                 441,733
Stanley Works                            970                     49,140
Thomson                               26,088(c)                 514,940
Whirlpool                                878                     80,311

Total                                                         2,720,300


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2-RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND-PORTFOLIO HOLDINGS AT
MARCH 31, 2006

Issuer                                Shares                   Value(a)

Household Products (2.8%)
Colgate-Palmolive                     30,634                 $1,749,201
Procter & Gamble                     118,531                  6,829,757
Spectrum Brands                      131,000(b)               2,845,320
Total                                                        11,424,278

Industrial Conglomerates (3.1%)
General Electric                     292,467                 10,172,002
Tyco Intl                             87,882(c)               2,362,268

Total                                                        12,534,270

Insurance (4.8%)
ACE                                   46,869(c)               2,437,656
American Intl Group                  148,988                  9,846,616
Aon                                   30,309                  1,258,127
Arch Capital Group                    13,728(b,c)               792,655
Aspen Insurance Holdings              67,797(c)               1,671,874
Chubb                                 11,325                  1,080,858
Endurance Specialty
  Holdings                             7,532(c)                 245,167
Hartford Financial
  Services Group                      14,999                  1,208,169
Max Re Capital                        24,042(c)                 572,200
Prudential Financial                   4,412                    334,474

Total                                                        19,447,796

Internet & Catalog Retail (0.3%)
Amazon.com                             4,650(b)                 169,772
eBay                                  29,067(b)               1,135,357

Total                                                         1,305,129

Internet Software & Services (0.2%)
Yahoo!                                27,555(b)                 888,924

IT Services (1.0%)
Accenture Cl A                         5,145(c)                 154,710
Affiliated Computer
  Services Cl A                       13,572(b)                 809,706
Automatic Data Processing             16,756                    765,414
Cognizant Technology
  Solutions Cl A                       1,181(b)                  70,258
Computer Sciences                      5,226(b)                 290,304
First Data                            38,372                  1,796,577
Fiserv                                   891(b)                  37,912
Ness Technologies                      4,845(b,c)                60,999
Patni Computer
Systems ADR                            5,736(b,c)               117,301
Paychex                                2,292                     95,485
Satyam Computer
  Services ADR                           865(c)                  37,852

Total                                                         4,236,518

Leisure Equipment & Products (--%)
Mattel                                 8,519                    154,449

Machinery (1.1%)
Caterpillar                           19,673                  1,412,718
Cummins                                  595                     62,535
Danaher                                3,171                    201,517
Deere & Co                             8,628                    682,043
Dover                                  2,772                    134,608
Eaton                                  1,944                    141,854
Flowserve                              1,300(b)                  75,842
Illinois Tool Works                    6,306                    607,331
Ingersoll-Rand Cl A                   12,447(c)                 520,160



Common Stocks (continued)

Issuer                                Shares                   Value(a)

Machinery (cont.)
ITT Inds                               4,402                   $247,480
Navistar Intl                            933(b)                  25,732
PACCAR                                 2,247                    158,369
Pall                                   1,621                     50,559
Parker Hannifin                        1,577                    127,122

Total                                                         4,447,870

Media (9.8%)
Cablevision Systems Cl A              66,140(b)               1,765,938
Clear Channel
  Communications                      11,879                    344,610
Comcast Cl A                         127,322(b)               3,330,744
Comcast Special Cl A                  40,778(b)               1,065,121
EchoStar
  Communications Cl A                 11,879(b)                 354,826
Liberty Global Cl A                  132,967(b)               2,721,834
Liberty Global Series C               48,764(b)                 963,089
Liberty Media Cl A                   162,194(b)               1,331,613
News Corp Cl A                       265,694                  4,413,177
NTL                                  472,082                 13,742,307
Time Warner                          127,768                  2,145,225
Viacom Cl B                           58,494(b)               2,269,567
Vivendi Universal                    108,780(c)               3,735,458
Walt Disney                           36,159                  1,008,475
WorldSpace Cl A                       18,435(b)                 139,184

Total                                                        39,331,168

Metals & Mining (1.0%)
Alcan                                 12,552(c)                 574,003
Alcoa                                 17,794                    543,785
Allegheny Technologies                 1,162                     71,091
Coeur d'Alene Mines                  140,950(b)                 924,632
Freeport-McMoRan
  Copper & Gold Cl B                   2,664                    159,227
Glamis Gold                            5,789(b)                 189,185
Newmont Mining                        21,702                  1,126,117
Nucor                                  2,089                    218,906
Ternium ADR                            5,760(b,c)               163,296

Total                                                         3,970,242

Multiline Retail (1.4%)
Dollar General                         4,283                     75,681
Federated Dept Stores                 17,526                  1,279,398
JC Penney                             14,145                    854,499
Kohl's                                16,631(b)                 881,609
Target                                47,954                  2,494,088

Total                                                         5,585,275

Multi-Utilities & Unregulated Power (0.6%)
AES                                    8,601(b)                 146,733
Calpine                                6,641(b)                   1,776
CMS Energy                             2,995(b)                  38,785
Constellation Energy Group             2,297                    125,669
Dominion Resources                    19,460                  1,343,324
Duke Energy                           12,343                    359,798
Dynegy Cl A                            3,954(b)                  18,979
Public Service
  Enterprise Group                     3,390                    217,096
Sempra Energy                          3,460                    160,752

Total                                                         2,412,912

Office Electronics (--%)
Xerox                                 12,221(b)                 185,759



Common Stocks (continued)

Issuer                                Shares                   Value(a)

Oil, Gas & Consumable Fuels (8.5%)
Amerada Hess                           3,653                   $520,187
Anadarko Petroleum                    16,581                  1,674,847
Apache                                 8,014                    524,997
Ashland                                  915                     65,038
BP ADR                                21,521(c)               1,483,658
Burlington Resources                   5,210                    478,851
Chevron                               82,879                  4,804,496
ConocoPhillips                        77,504                  4,894,378
Devon Energy                          17,609                  1,077,143
El Paso                                8,826                    106,353
Exxon Mobil                          250,672                 15,255,897
Kerr-McGee                             4,630                    442,072
Kinder Morgan                          1,411                    129,798
Marathon Oil                          11,371                    866,129
Murphy Oil                             2,413                    120,216
Newfield Exploration                   9,338(b)                 391,262
Occidental Petroleum                   5,899                    546,542
Plains Exploration &
  Production                           4,005(b)                 154,753
Royal Dutch Shell ADR                  7,322(c)                 455,868
Ultra Petroleum                        1,886(b)                 117,517
Williams Companies                     7,746                    165,687
XTO Energy                             4,983                    217,109

Total                                                        34,492,798

Paper & Forest Products (0.5%)
Bowater                                9,613                    284,353
Intl Paper                            21,568                    745,606
Louisiana-Pacific                      1,525                     41,480
MeadWestvaco                           2,450                     66,910
Weyerhaeuser                          11,312                    819,327

Total                                                         1,957,676

Pharmaceuticals (7.9%)
AstraZeneca                           27,452(c)               1,383,078
Bristol-Myers Squibb                 174,429                  4,292,698
Eli Lilly & Co                        14,458                    799,527
GlaxoSmithKline ADR                    8,102(c)                 423,816
Johnson & Johnson                     36,946                  2,187,942
Merck & Co                            65,134                  2,294,671
Novartis ADR                          32,519(c)               1,802,853
Pfizer                               493,717                 12,303,427
Roche Holding                          8,848(c)               1,317,831
Schering-Plough                      119,305                  2,265,602
Teva Pharmaceutical
  Inds ADR                            33,912(c)               1,396,496
Watson Pharmaceuticals                 8,197(b)                 235,582
Wyeth                                 25,376                  1,231,244

Total                                                        31,934,767

Real Estate Investment Trust (0.5%)
Apartment Investment &
  Management Cl A                      6,902                    323,704
Archstone-Smith Trust                  2,901                    141,482
Equity Office Properties Trust        15,052                    505,445
Equity Residential                     3,812                    178,363
HomeBanc                              44,200                    388,518
Plum Creek Timber                      2,492                     92,030
ProLogis                               3,309                    177,032
Public Storage                         1,082                     87,891
Vornado Realty Trust                   1,596                    153,216

Total                                                         2,047,681



See accompanying notes to investments in securities.



--------------------------------------------------------------------------------
3-RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND-PORTFOLIO HOLDINGS AT
MARCH 31, 2006

Issuer                                Shares                   Value(a)

Road & Rail (0.1%)
Norfolk Southern                       7,645                   $413,365

Semiconductors & Semiconductor Equipment (2.6%)
Analog Devices                        16,505                    631,976
Applied Materials                     27,195                    476,184
Atmel                                  4,807(b)                  22,689
Broadcom Cl A                          5,555(b)                 239,754
Credence Systems                      10,779(b)                  79,118
Cypress Semiconductor                 25,704(b)                 435,683
Freescale
  Semiconductor Cl A                  69,006(b)               1,919,057
Freescale
  Semiconductor Cl B                  32,451(b)                 901,164
Infineon Technologies ADR             16,357(b,c)               168,150
Integrated Device
  Technology                          97,727(b)               1,452,223
Intel                                 99,564                  1,926,564
Linear Technology                      8,991                    315,404
Maxim Integrated Products              2,899                    107,698
MEMC Electronic Materials              8,554(b)                 315,814
PMC-Sierra                             8,167(b)                 100,372
Texas Instruments                     44,225                  1,435,986

Total                                                        10,527,836

Software (3.5%)
Activision                            11,239(b)                 154,986
Adobe Systems                         42,957                  1,500,058
CA                                    18,350                    499,304
Cadence Design Systems                39,848(b)                 736,790
Compuware                             76,443(b)                 598,549
Mercury Interactive                   19,992(b)                 695,722
Microsoft                            239,893                  6,527,488
Oracle                               138,240(b)               1,892,505



Common Stocks (continued)

Issuer                                Shares                   Value(a)

Software (cont.)
SAP ADR                                9,479(c)                $514,899
Symantec                              44,348(b)                 746,377
TIBCO Software                        53,250(b)                 445,170

Total                                                        14,311,848

Specialty Retail (1.2%)
Abercrombie & Fitch Cl A               3,089                    180,089
AutoNation                             2,416(b)                  52,065
AutoZone                                 728(b)                  72,574
Best Buy                              13,676                    764,900
Home Depot                            43,617                  1,845,000
Lowe's Companies                      10,726                    691,183
Office Depot                           4,122(b)                 153,503
OfficeMax                              1,036                     31,256
RadioShack                             1,870                     35,960
Sherwin-Williams                       1,517                     75,000
Staples                                9,766                    249,228
TJX Companies                          9,634                    239,116
Too                                    5,686(b)                 195,314
Urban Outfitters                      13,512(b)                 331,584

Total                                                         4,916,772

Textiles, Apparel & Luxury Goods (0.2%)
Jones Apparel Group                    1,523                     53,869
Liz Claiborne                          1,491                     61,101
Nike Cl B                              9,763                    830,831
VF                                     1,127                     64,126

Total                                                         1,009,927

Thrifts & Mortgage Finance (2.9%)
Countrywide Financial                115,456                  4,237,235
Fannie Mae                            83,975                  4,316,316
Freddie Mac                           44,187                  2,695,407
Washington Mutual                      7,936                    338,232

Total                                                        11,587,190



Common Stocks (continued)

Issuer                                Shares                   Value(a)

Tobacco (2.2%)
Altria Group                         122,918                 $8,709,969

Trading Companies & Distributors (--%)
WW Grainger                            1,017                     76,631

Wireless Telecommunication Services (2.7%)
Centennial Communications              6,862                     50,298
Hutchison
  Telecommunications
  Intl ADR                            48,949(b,c)             1,271,206
Motient                               12,678(b)                 252,609
NeuStar Cl A                          49,605(b)               1,537,755
Orascom Telecom
  Holding GDR                         51,047(c)               2,792,271
Partner Communications
  ADR                                 19,682(c)                 148,402
Vodafone Group                     1,995,015(c)               4,176,456
Vodafone Group ADR                    40,843(c)                 853,619

Total                                                        11,082,616

Total Common Stocks
(Cost: $429,146,075)                                       $461,304,036

Short-Term Securities (1.7%)
Issuer                  Effective             Amount            Value(a)
                          yield             payable at
                                             maturity
Commercial Paper
Thunder Bay Funding LLC
  04-03-06                4.85%             $6,900,000       $6,897,211

Total Short-Term Securities
(Cost: $6,898,141)                                           $6,897,211

Total Investments in Securities
(Cost: $436,044,216)(d)                                    $468,201,247

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2005.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2006, the value of foreign securities represented 10.1% of net assets.

(d)  At March 31, 2006,  the cost of securities  for federal income tax purposes
     was  approximately   $436,044,000  and  the  approximate   aggregate  gross
     unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $41,390,000

     Unrealized depreciation                                         (9,233,000)
     ---------------------------------------------------------------------------
     Net  unrealized appreciation                                    $32,157,000
     ---------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
4-RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND-PORTFOLIO HOLDINGS AT MARCH 31, 2006
                                                              S-6347-80 E (5/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RIVERSOURCE VARIABLE PORTFOLIO - SELECT SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          May 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          May 31, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          May 31, 2006